Issued capital (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Issued capital.
Issued capital	$ 2,354	$ 2,354	$ 2,354
Number of fully paid ordinary shares	25,129,140	25,129,140